Administrative, operative, and project expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Administrative, operation and project expenses:
Administrative expenses	$ 5,103,103	$ 5,025,797	$ 4,335,695
Exploration costs	1,769,785	2,088,922	1,512,385
Operations and project expenses	5,647,651	5,702,162	4,743,628
Administration expenses.
Administrative, operation and project expenses:
General expenses	2,402,505	2,378,606	2,040,773
Labor expenses	2,193,890	2,029,110	1,663,464
Depreciation and amortization	426,228	535,389	573,514
Taxes	80,480	82,692	57,944
Operations and project expenses
Administrative, operation and project expenses:
Labor expenses	440,670	393,595	363,838
Depreciation and amortization	125,229	71,916	145,106
Taxes	819,480	838,977	781,181
Exploration costs	1,769,785	2,088,922	1,512,268
Commissions, fees, freights and services	1,685,112	1,682,602	1,326,184
Fee for regulatory entities	219,079	288,212	192,094
Maintenance	173,113	107,832	162,383
Other	$ 415,183	$ 230,106	$ 260,574